Investment In Unconsolidated Joint Venture (Summary Of Financial Information Of Inconsolidated Joint Venture) (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Investment In Unconsolidated Joint Venture [Abstract]
Rental revenue	$ 691,948	$ 701,889	$ 2,071,901	$ 2,094,698
Net income (loss)	(26,507)	4,085	83,348	82,554
Company share of income from unconsolidated joint venture activites	$ (13,254)	$ 2,043	$ 41,674	$ 41,277